Dividends (Tables)	6 Months Ended
Jun. 30, 2021
Dividends
Schedule of dividends

	Half year 2021			Half year 2020
	Cents per share		$m	Cents per share		$m
Dividends relating to reporting period:
First interim ordinary dividend	5.37	¢	140	5.37	¢	140
Dividends paid in reporting period:
Second interim ordinary dividend for prior year	10.73	¢	283	25.97	¢	674